Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 0	$ 0
State					21	17
International					977	406
Current income tax expense (benefit)					998	423
Deferred:
Federal					0	0
State					0	0
International					142	(134)
Deferred income tax expense (benefit)					142	(134)
Total income tax expense	$ 0	$ 450	$ 305	$ 616	$ 1,140	$ 289